Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Variable Interest Entity [Line Items]
Loans, net of unearned income	$ 16,230,166,000		$ 15,389,074,000		$ 16,708,582,000
Term borrowings	1,880,105,000		1,739,859,000
Trading securities	1,194,391,000		801,718,000
Total MSR recognized by FHN	2,517,000		72,793,000		114,311,000
Custodial balances	5,195,656,000		4,637,839,000
Securities available for sale	3,556,613,000	[1]	3,398,457,000	[2]
Parent Company [Member]
Variable Interest Entity [Line Items]
Term borrowings	720,832,000		708,598,000
Securities available for sale	2,634,000		1,643,000
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	46,851,000	[3],[4]	50,253,000	[5],[6]
Maximum loss exposure, contractual funding commitments	4,700,000		6,900,000
Liability Recognized	0	[3],[4]	0	[5],[6]
Low Income Housing Partnerships [Member] | Other Assets Member
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	42,200,000		43,400,000
New Market Tax Credit Llcs [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	21,648,000	[4],[7]	22,773,000	[5],[8]
Liability Recognized	0	[4],[7]	0	[5],[8]
New Market Tax Credit Llcs [Member] | Current Investment Funded By Borrowings [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	18,000,000		18,000,000
Small Issuer Trust Preferred Holdings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	364,882,000	[9]	402,307,000	[9]
Liability Recognized	0	[9]	0	[9]
On Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	51,613,000	[10]	53,951,000	[11]
Liability Recognized	62,561,000	[10]	60,222,000	[11]
Loans, net of unearned income	112,500,000		112,500,000
Term borrowings	62,600,000		60,200,000
Trading securities	1,700,000		1,700,000
Proprietary Trust Preferred Issuances [Member]
Variable Interest Entity [Line Items]
Liability Recognized	206,186,000	[12]	206,186,000	[13]
Proprietary Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	25,904,000	[14]	339,493,000	[15]
Liability Recognized	0	[14]	0	[15]
Proprietary Agency Residential Mortgage Securitizations [Member] | Other Assets Member
Variable Interest Entity [Line Items]
Aggregate servicing advances	19,600,000		261,800,000
On Balance Sheet Consumer Loan Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure			22,965,000	[16]
Liability Recognized			221,193,000	[16]
Loans, net of unearned income			244,200,000
Term borrowings			221,200,000
Holdings Of Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	3,881,505,000	[17],[9]	3,401,539,000	[18],[9]
Liability Recognized	0	[17],[9]	0	[18],[9]
Trading securities	519,100,000		286,900,000
Securities available for sale	3,400,000,000		3,100,000,000
Short Positions In Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Liability Recognized			854,000	[13]
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	47,258,000	[19],[20]	62,207,000	[21],[22]
Maximum loss exposure, contractual funding commitments	3,200,000		2,300,000
Liability Recognized	0	[19],[20]	0	[21],[22]
Loans, net of unearned income	44,000,000		59,900,000
Managed Discretionary Trusts [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure			0	[13]
Liability Recognized			0	[13]
Proprietary Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	5,600,000		7,200,000
Total MSR recognized by FHN	600,000		70,100,000
Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Total MSR recognized by FHN	$ 100,000		$ 400,000

[1]	Includes $3.3billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Maximum loss exposure represents $42.2 million of current investments and $4.7 million of contractual funding commitments. Only the current investment amount is included in Other assets.
[4]	A liability is not recognized as investments are written down over the life of the related tax credit.
[5]	A liability is not recognized as investments are written down over the life of the related tax credit.
[6]	Maximum loss exposure represents $43.4 million of current investments and $6.9 million of contractual funding commitments. Only the current investment amount is included in Other assets.
[7]	Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
[8]	Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
[9]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
[10]	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $62.6 million classified as Term borrowings.
[11]	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $60.2 million classified as Term borrowings.
[12]	No exposure to loss due to the nature of FHN’s involvement.
[13]	No exposure to loss due to the nature of FHN’s involvement.
[14]

Includes $.6 million and $.1 million classified as MSR related to proprietary and agency residential mortgage securitizations, respectively, and $5.6 million classified as Trading securities related to proprietary residential mortgage securitizations. Aggregate servicing advances of $19.6 million are classified as Other assets.

[15]

Includes $70.1 million and $.4 million classified as MSR related to proprietary and agency residential mortgage securitizations, respectively, and $7.2 million classified as Trading securities related to proprietary and agency residential mortgage securitizations. Aggregate servicing advances of $261.8 million are classified as Other assets.

[16]	Includes $244.2 million classified as Loans, net of unearned income which are offset by $221.2 million classified as Term borrowings.
[17]	Includes $519.1 million classified as Trading securities and $3.4 billion classified as Securities available-for-sale.
[18]	Includes $286.9 million classified as Trading securities and $3.1 billion classified as Securities available-for-sale.
[19]

Maximum loss exposure represents $44.0 million of current receivables and $3.2 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

[20]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.
[21]

Maximum loss exposure represents $59.9 million of current receivables and $2.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

[22]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.